Fair value measurements and Hedging (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging - Schedule of Derivative Instrument (Table)
Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 18,725
ING	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 14,583

Fair value measurements and Hedging - Derivative instruments effect on statements of operations (Table)

	Six months ended June 30,
	2024	2025
Consolidated Income Statement
Gain/(loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	7	400
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	(1,356)	46
Realized gain/(loss) of foreign currency forward contracts	103	—
Total Gain/(loss) recognized	$(1,246)	$446

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss)	2,792	551
Total Gain/(loss) recognized	$2,792	$551

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	(7,967)	1,271
Realized gain/(loss) on bunker swaps	(49)	1,409
Unrealized gain/(loss) on FFAs	3,657	903
Unrealized gain/(loss) on bunker swaps	43	752
Total Gain/(loss) recognized	$(4,316)	$4,335

Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2024		June 30, 2025
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
FFAs - current	Derivatives, current asset portion	$65	$—	$1,004	$—
Bunker swaps - current	Derivatives, current asset portion	63	—	816	—
Total		$128	$—	$1,820	$—
LIABILITIES
FFAs - current	Derivatives, current liability portion	$—	$—	$34	$—
Total		$—	$—	$34	$—

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2024		June 30, 2025
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$—	$2,049	$747	$—
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	330	23	—
Total		$—	$2,379	$770	$—

Fair Value Measurements and Hedging- Amortized cost and fair value of AFS debt security (Table)
		June 30, 2025
	Balance Location	Amortized Cost	Unrealized gain/(loss)	Fair Value
AFS Debt Security	Other current assets	$914	$58	$972
Total		$914	$58	$972